Convertible Preferred Stock And Stockholders' Equity - Summary of Convertible Preferred Stock authorized, issued and outstanding, and liquidation preference (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Authorized shares	32,055,463	32,055,463	32,055,463
Shares issued	28,207,674	28,207,674	28,207,674
Shares outstanding	28,207,674	28,207,674	28,207,674
Liquidation preference	$ 239,447	$ 239,447	$ 239,447
Series A
Authorized shares	2,212,389	2,212,389	2,212,389
Shares issued	2,212,389	2,212,389	2,212,389
Shares outstanding	2,212,389	2,212,389	2,212,389
Liquidation preference	$ 500	$ 500	$ 500
Series A-1
Authorized shares	2,403,846	2,403,846	2,403,846
Shares issued	2,403,846	2,403,846	2,403,846
Shares outstanding	2,403,846	2,403,846	2,403,846
Liquidation preference	$ 2,500	$ 2,500	$ 2,500
Series A-2
Authorized shares	4,118,126	4,118,126	4,118,126
Shares issued	4,118,126	4,118,126	4,118,126
Shares outstanding	4,118,126	4,118,126	4,118,126
Liquidation preference	$ 11,098	$ 11,098	$ 11,098
Series A-3
Authorized shares	785,056	785,056	785,056
Shares issued	785,056	785,056	785,056
Shares outstanding	785,056	785,056	785,056
Liquidation preference	$ 1,058	$ 1,058	$ 1,058
Series A-4
Authorized shares	710,321	710,321	710,321
Shares issued	710,321	710,321	710,321
Shares outstanding	710,321	710,321	710,321
Liquidation preference	$ 1,531	$ 1,531	$ 1,531
Series B
Authorized shares	5,385,474	5,385,474	5,385,474
Shares issued	5,385,474	5,385,474	5,385,474
Shares outstanding	5,385,474	5,385,474	5,385,474
Liquidation preference	$ 24,100	$ 24,100	$ 24,100
Series B-1
Authorized shares	2,804,302	2,804,302	2,804,302
Shares issued	2,804,302	2,804,302	2,804,302
Shares outstanding	2,804,302	2,804,302	2,804,302
Liquidation preference	$ 24,110	$ 24,110	$ 24,110
Series B-2
Authorized shares	11,732,302	11,732,302	11,732,302
Shares issued	9,788,160	9,788,160	9,788,160
Shares outstanding	9,788,160	9,788,160	9,788,160
Liquidation preference	$ 174,550	$ 174,550	$ 174,550
Series B-3
Authorized shares	1,903,647	1,903,647	1,903,647